Other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Other reserves [Abstract]
Schedule of Other Reserves
				Share-based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2024	991,350	(10,000)	42,772	265,192	(61,179)	1,228,135
Translation of foreign operations	—	—	—	—	(302)	(302)
Expire of convertible note	—	—	—	1,797	—	1,797
At 31 December 2024	991,350	(10,000)	42,772	266,989	(61,481)	1,229,630

At 31 December 2024 and 1 January 2025	991,350	(10,000)	42,772	266,989	(61,481)	1,229,630
Ceased operation of subsidiaries	—	—	788	—	1,502	2,209
At 31 December 2025	991,350	(10,000)	43,560	266,989	(59,979)	1,231,920